UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22759

The Private Shares Fund

(Exact name of registrant as specified in charter)

88 Pine Street, Suite 3101

New York, NY 10005

(Address of principal executive offices) (Zip code)

Cogency Global, Inc.

c/o The Private Shares Fund

850 New Burton Rd. Ste. 201

City of Dover, County of Kent, Delaware 19904

(Name and address of agent for service)

Copies to:

Dechert LLP

45 Fremont Street, 26th Floor

San Francisco, CA 94105

Registrant’s telephone number, including area code: (646) 839-5548

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1.  Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

THE PRIVATE SHARES FUND

Table of Contents
Fund Performance	2
Portfolio Diversification	5
Portfolio Composition	6
Schedule of Investments	8
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Statement of Cash Flows	19
Financial Highlights	20
Notes to the Financial Statements	23
Additional Information	35

THE PRIVATE SHARES FUND

Fund Performance

June 30, 2024 (Unaudited)

As of June 30, 2024, the Fund’s performance is as follows:

Total Return Information (Unaudited)
The Private Shares Fund – Class A (Inception Date: 03/25/2014)	Ten Years	Five Years	Three Years	One Year	Annualized Since Inception	Cumulative Since Inception
Returns based on Purchase Without Any Sales Charge (NAV)	6.85%	8.41%	0.09%	-1.05%	7.99%	120.09%
Returns based on Purchase With Maximum Sales Charge of 5.75% (POP)	6.22%	7.14%	-1.86%	-6.75%	7.37%	107.44%
Fund Benchmark
Russell 2000® Index	7.00%	6.94%	-2.58%	10.06%	6.99%	100.06%

The Private Shares Fund – Class I (Inception Date: 11/17/2017)	Ten Years	Five Years	Three Years	One Year	Annualized Since Inception	Cumulative Since Inception
Returns based on Purchase Without Any Sales Charge (NAV)	N/A	8.69%	0.35%	-0.81%	8.32%	69.65%
Fund Benchmark
Russell 2000® Index	N/A	6.94%	-2.58%	10.06%	6.33%	50.08%

The Private Shares Fund – Class L (Inception Date: 05/11/2018)	Ten Years	Five Years	Three Years	One Year	Annualized Since Inception	Cumulative Since Inception
Returns based on Purchase Without Any Sales Charge (NAV)	N/A	8.15%	-0.15%	-1.32%	7.14%	52.73%
Returns based on Purchase With Maximum Sales Charge of 4.25% (POP)	N/A	7.21%	-1.58%	-5.52%	6.39%	46.23%
Fund Benchmark
Russell 2000® Index	N/A	6.94%	-2.58%	10.06%	5.46%	38.60%

Performance data quoted represents past performance and is no guarantee of future results. Public offering price (“POP”) performance assumes a maximum sales load of 5.75% (Class A) and 4.25% (Class L) on all sales. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data quoted. For performance as of the most recent month-end, please call 1-855-551-5510. Some of the Fund’s fees were waived or expenses reimbursed; otherwise, returns would have been lower. The Fund’s total annual expenses per the currently stated prospectus are 2.57% (Class A), 2.52% (Class I), and 2.79% (Class L). The Fund’s total net expenses are 2.68% (Class A), 2.43% (Class I), and 2.93% (Class L). Liberty Street Advisors, Inc. (the “Investment Adviser”)

THE PRIVATE SHARES FUND

Fund Performance (Continued)

June 30, 2024 (Unaudited)

has contractually agreed to waive fees and/or reimburse (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) expenses such that the total expenses do not exceed 2.65% (Class A), 2.40% (Class I), and 2.90% (Class L) through May 2, 2025. Net expenses are applicable to investors.

DISCLOSURES

Investment in the Fund involves substantial risk. The Fund is not suitable for investors who cannot bear the risk of loss of all or part of their investment. The Fund is appropriate only for investors who can tolerate a high degree of risk and do not require a liquid investment. All investing involves risk including the possible loss of principal. Shares in the Fund are highly illiquid, and can be sold by shareholders only in the quarterly repurchase program of the Fund which allows for up to 5% of the Fund’s outstanding shares to be redeemed each quarter at NAV. Due to transfer restrictions and the illiquid nature of the Fund’s investments, you may not be able to sell your shares when, or in the amount that, you desire. The Fund primarily invests in late-stage operating businesses and does so primarily by directly investing in private, operating growth companies (“Portfolio Companies”). There are significant potential risks relating to investing in Portfolio Companies. Because most of the securities in which the Fund invests are not publicly traded, the Fund’s investments will be valued by Liberty Street Advisors, Inc. (the “Investment Adviser”) as Valuation Designee pursuant to fair valuation procedures and methodologies approved by the Board of Trustees, as set forth in the prospectus. As a consequence, the value of the securities, and therefore the Fund’s Net Asset Value (“NAV”), may vary. There are significant potential risks associated with investing in venture capital and private equity-backed companies with complex capital structures. The Fund focuses its investments in a limited number of securities, which could subject it to greater risk than that of a larger, more varied portfolio. There is a greater focus in technology securities that could adversely affect the Fund’s performance. The Fund’s quarterly repurchase policy may require the Fund to liquidate portfolio holdings earlier than the Investment Adviser would otherwise do so and may also result in an increase in the Fund’s expense ratio. Portfolio holdings of private companies that become publicly traded likely will be subject to more volatile market fluctuations than when private, and the Fund may not be able to sell shares at favorable prices. Such companies frequently impose lock-ups that would prohibit the Fund from selling shares for a period of time after an initial public offering (IPO). Market prices of public securities held by the Fund may decline substantially before the Investment Adviser is able to sell the securities. The Fund may invest in private securities utilizing special purpose vehicles (“SPVs”) and similar investment structures, venture capital funds and other funds that invest in private companies and rely on exclusions from the 1940 Act under section 3(c)(1) or 3(c)(7) (“Private Funds”), private investments in public equity (“PIPE”) transactions where the issuer is a special purpose acquisition company (“SPAC”), and may utilize profit sharing agreements. The Fund will bear its pro rata portion of expenses on investments in SPVs and Private Funds and will have no direct claim against underlying portfolio companies. The Fund’s investments in Private Funds subject it to the risks associated with direct ownership of the securities in which the underlying funds invest, as well as additional risks specific to the Private Funds, including operational risk, legal and indemnification risks, and lock-ups and other restrictions on withdrawal. PIPE transactions involve price risk, market risk, expense risk, and the risk that the Fund may not be able to sell the securities due to lock-ups or restrictions. Profit sharing agreements may expose the Fund to certain risks, including that the agreements could reduce the gain the Fund otherwise would have achieved on its investment, may be difficult to value and may result in contractual disputes. Certain conflicts of interest involving the Fund and its affiliates could impact the Fund’s investment returns and limit the flexibility of its investment policies. This is not a complete enumeration of the Fund’s risks. Please read the Fund prospectus for other risk factors related to the Fund.

The Fund may not be suitable for all investors. We encourage you to consult with appropriate financial professionals before considering an investment in the Fund.

The Russell 2000 is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. A SPAC is a company that has no commercial operations and is formed strictly to raise capital through an IPO for the purpose of acquiring or merging with an existing company.

THE PRIVATE SHARES FUND

Fund Performance (Continued)

June 30, 2024 (Unaudited)

The views expressed in this material reflect those of the Investment Adviser as of the date this is written and may not reflect its views on the date this material is first published or anytime thereafter. These views are intended to assist in understanding the Fund’s investment methodology and do not constitute investment advice. This material may contain discussions about investments that may or may not be held by the Fund. All current and future holdings are subject to risk and to change.

The Fund is distributed by Foreside Fund Services, LLC.

IMPORTANT DISCLOSURES

The inclusion of various indices is for comparison purposes only. The performance of an index is not an exact representation of any particular investment, as you cannot invest directly in an index.

Holdings subject to change. Not a recommendation to buy, sell, or hold any specific security.

THE PRIVATE SHARES FUND

Portfolio Diversification

June 30, 2024 (Unaudited)

Fund Sector Diversification

The following chart provides a visual breakdown of the Fund, by the industry sectors that the underlying securities represent, as a percentage of the total investments.

THE PRIVATE SHARES FUND

Portfolio Composition

June 30, 2024 (Unaudited)

Fund Holdings

GrubMarket	Space Exploration Technologies	nanotronics	Tradeshift	AXIOM SPACE	Motive Formerly KeepTruckin
Betterment	ARCTIC WOLF	Contrast SECURITY	NextRoll	Lookout	CaaStle
DISCORD	Lime	Relativity	IMPOSSIBLE	upgrade	Equipment Share
Dataminr	crossover		Fundbox	databricks	
CIRCLE	brain corp	BETA	verbit	EPIC GAMES	DevotedHealth
TMGCORE	TURO S-1 FILED	CONSENSYS	flexport.	VOYAGER SPACE	color
loadsmart	cerebras	roofstock	FBN	LEARNEO	omada
Contentsquare	INRIX	trax	X1	invaio	DOMINO

THE PRIVATE SHARES FUND

Portfolio Composition (Continued)

June 30, 2024 (Unaudited)

Fund Holdings (Continued)

Tanium
cohere technologies
snyk
ClearMotion
WiTricity
ThoughtSpot

ERUDITUS Executive Education
Click Therapeutics
dremio
rubrik
hydrow
LYST

GOAT
CIBO
Ocrolus
OpenX
ACCEL PARTNERS
Checkr

cybereason
RADIAN AEROSPACE
tebra
Collective Health
ripple
TEALIUM

AUTOMATION ANYWHERE Go be great.
Carbon
Malwarebytes
MASTERCLASS

CODE42
XPLORE
GroundTruth formerly xAd
CUBEFABS
PROSPER
MUSELY

UDACITY
docker

THE PRIVATE SHARES FUND

Schedule of Investments

June 30, 2024 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PUBLIC COMPANIES(a),(b) — 0.4%
HOSTING/STORAGE — 0.4%
Rubrik, Inc.	Sep 2019	134,281	$3,401,166	$4,117,054
TOTAL COMMON STOCK IN PUBLIC COMPANIES			3,401,166	4,117,054

COMMON STOCK IN PRIVATE COMPANIES(a),(b) — 40.4%
3D PRINTING — 0.2%
Carbon, Inc.	Jun 2019	158,853	2,125,214	1,551,994

ADVERTISING — 2.7%
GroundTruth, Inc.	Oct 2016	1,659,427	446,424	348,480
NextRoll, Inc.	Mar 2017	2,367,054	16,079,048	21,540,191
OpenX Software, Ltd.	Jun 2015	2,899,297	2,615,386	2,754,332
			19,140,858	24,643,003
AEROSPACE — 6.0%
Axiom Space, Inc.	Mar 2021	29,543	5,099,983	4,990,699
Relativity Space, Inc.	Oct 2021	437,922	9,999,993	9,926,378
Space Exploration Technologies Corp.	May 2019	360,330	7,386,765	40,356,960
			22,486,741	55,274,037
AGTECH — 0.2%
Farmer’s Business Network, Inc.	Sep 2021	119,676	5,042,625	2,050,050

ANALYTICS/BIG DATA — 5.1%
Content Square SAS	Dec 2023	544,905	3,740,557	3,740,555
Dataminr, Inc.	Sep 2015	567,043	6,559,226	12,911,569
Domino Data Lab, Inc.	Apr 2021	330,000	4,118,400	4,907,100
Dremio Corp.(c)	Dec 2021	166,664	1,030,883	879,986
INRIX, Inc.	May 2014	133,238	3,026,250	5,472,085
SingleStore, Inc.	May 2020	2,148,366	10,359,604	13,083,549
Tealium, Inc.	Sep 2020	200,000	1,300,000	2,010,000
ThoughtSpot, Inc.	Oct 2018	162,087	1,745,758	4,186,707
			31,880,678	47,191,551
ARTIFICIAL INTELLIGENCE — 3.8%
Brain Corp.	Dec 2020	2,375,000	9,540,000	12,540,000
Cerebras Systems, Inc.	Feb 2022	309,813	6,946,627	8,114,002
Nanotronics Imaging, Inc.	Aug 2022	76,504	7,803,408	14,125,699
			24,290,035	34,779,701
CLEAN TECHNOLOGY — 0.1%
WiTricity Holdings, Inc.(c)	Mar 2021	166,667	1,667	481,668

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2024 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PRIVATE COMPANIES(a),(b) — 40.4% (Continued)
E-COMMERCE — 0.9%
1661, Inc. (d.b.a. GOAT)(c)	Sep 2021	128,148	$760,724	$503,622
CaaStle, Inc.	Mar 2022	1,174,400	3,057,263	8,279,520
			3,817,987	8,783,142
EDUCATION — 1.2%
Eruditus Learning Solutions Pte., Ltd.(c)	Aug 2021	36,264	5,119,626	4,168,184
Learneo, Inc. (f.k.a. Course Hero, Inc.)	Jun 2020	270,000	3,429,200	7,101,000
Udacity, Inc.	Nov 2018	448,075	2,884,586	49,288
			11,433,412	11,318,472
ENTERPRISE SOFTWARE — 2.5%
Automation Anywhere, Inc.	Jul 2021	189,449	4,019,940	1,953,219
Docker, Inc.	May 2017	2,500	531,250	48,875
EquipmentShare.com, Inc.	Oct 2021	694,800	9,985,874	10,463,688
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.)	May 2019	788,562	3,420,734	6,639,692
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.)	Nov 2020	190,007	1,235,126	1,457,354
Trax, Ltd.	Mar 2020	149,970	5,100,000	2,378,524
			24,292,924	22,941,352
FINANCE/PAYMENTS — 4.8%
Betterment Holdings, Inc.	Mar 2021	1,457,800	14,999,995	21,867,000
Circle Internet Financial, Ltd.	Apr 2018	290,200	2,604,825	12,577,268
ConsenSys Software, Inc.	May 2022	31,010	3,703,824	4,343,260
Payward, Inc. (d.b.a. Kraken)	Jun 2021	105,218	5,079,228	3,380,654
Prosper Marketplace, Inc.	Jan 2016	244,130	1,307,998	78,122
Upgrade, Inc.	Apr 2022	661,053	2,900,002	2,604,549
			30,595,872	44,850,853
FOODTECH — 0.7%
Impossible Foods, Inc.	Oct 2022	373,248	3,569,496	6,106,337

GAMES — 1.1%
Epic Games, Inc.	Nov 2022	17,168	10,826,013	10,618,236

HEALTHCARE/BIOTECH — 2.5%
Click Therapeutics, Inc.	Nov 2020	1,000,000	3,500,000	3,920,000
Color Health, Inc.	Feb 2022	139,486	10,039,927	8,871,310
Devoted Health, Inc.	Aug 2022	177,776	9,999,953	9,999,900
ZocDoc, Inc.	Feb 2015	61,016	1,321,708	683,379
			24,861,588	23,474,589

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2024 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PRIVATE COMPANIES(a),(b) — 40.4% (Continued)
SECURITY — 5.8%
Arctic Wolf Networks, Inc.	Dec 2021	2,072,651	$20,456,420	$22,467,537
Code42 Software, Inc.	May 2016	330,000	754,500	1,039,500
Contrast Security, Inc.	Sep 2022	31,250	255,000	338,125
Exabeam, Inc.	Jul 2021	47,858	1,396,977	369,942
Lookout, Inc.	Jul 2022	1,869,160	10,000,006	19,345,806
Malwarebytes, Inc.	Dec 2019	134,900	809,400	1,125,066
Snyk, Ltd.	Mar 2023	392,707	2,932,070	4,543,620
Tanium, Inc.	Apr 2019	640,000	4,787,200	4,665,600
			41,391,573	53,895,196
SOFTWARE — 2.4%
Discord, Inc.(c)	Dec 2021	45,694	18,405,998	20,573,267
Roofstock, Inc.	Mar 2022	127,231	6,130,637	1,160,400
			24,536,635	21,733,667
TRANSPORTATION — 0.4%
Flexport, Inc.	Jul 2022	538,387	7,256,025	3,784,861
TOTAL COMMON STOCK IN PRIVATE COMPANIES			287,549,343	373,478,709

PREFERRED STOCK IN PRIVATE COMPANIES(A),(B) — 45.0%
ADVERTISING — 0.0%
GroundTruth, Inc., Preferred Series B-1	Jan 2017	600,000	149,200	126,000

AEROSPACE — 6.2%
Axiom Space, Inc., Preferred Series B	Dec 2020	32,221	2,019,958	5,443,094
Axiom Space, Inc., Preferred Series C-1	Aug 2021	108,731	15,612,740	18,367,928
Beta Technologies, Inc., Preferred Series A	Apr 2021	40,944	2,999,967	4,953,815
Beta Technologies, Inc., Preferred Series B	Apr 2022	58,156	5,999,954	7,036,294
Radian Aerospace, Inc., Preferred Series Seed 2	Sep 2021	607,336	1,999,997	2,411,124
Relativity Space, Inc., Preferred Series E	Jul 2021	437,922	10,299,992	9,926,378
Voyager Space Holdings, Inc., Preferred Series B	Mar 2022	192,061	7,499,982	8,416,113
Voyager Space Holdings, Inc., Preferred Series C	Mar 2024	11,410	499,986	499,986
			46,932,576	57,054,732
AGTECH — 1.4%
CIBO Technologies, Inc., Preferred Series C(c)	Aug 2021	600,000	3,090,000	2,982,000
Farmer’s Business Network, Inc., Preferred Series G	Sep 2021	128,704	10,199,946	5,143,012
Invaio Sciences, Inc., Preferred Series C(c)	Mar 2021	1,061,390	5,150,000	4,999,147
			18,439,946	13,124,159

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2024 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
PREFERRED STOCK IN PRIVATE COMPANIES(a),(b) — 45.0% (Continued)
ANALYTICS/BIG DATA — 2.3%
Content Square SAS, Preferred Series F	Dec 2023	160,410	$1,693,701	$1,693,705
Databricks, Inc., Preferred Series G(c)	Jul 2022	182,664	10,807,205	13,425,804
Dataminr, Inc., Preferred Series A	Apr 2019	20,000	198,000	455,400
Dataminr, Inc., Preferred Series B	Apr 2019	87,496	866,211	1,992,284
Dremio Corp., Preferred Series E(c)	Dec 2021	469,594	4,120,000	3,268,374
			17,685,117	20,835,567
ARTIFICIAL INTELLIGENCE — 3.5%
Nanotronics Imaging, Inc., Preferred Series F-2	Apr 2022	90,888	15,300,066	16,781,560
VerbIT, Inc., Preferred Series A	Nov 2021	47,640	693,256	589,307
VerbIT, Inc., Preferred Series B	Nov 2021	288,180	4,194,173	3,564,787
VerbIT, Inc., Preferred Series E-1	Nov 2021	423,720	6,166,668	5,724,457
VerbIT, Inc., Preferred Series Seed 2	Nov 2021	65,000	945,904	804,050
X.AI Corp., Preferred Series B	May 2024	417,710	5,150,000	4,999,989
			32,450,067	32,464,150
CLEAN TECHNOLOGY — 0.4%
WiTricity Holdings, Inc., Preferred Series A	Oct 2020	1,000,000	1,020,000	2,890,000
WiTricity Holdings, Inc., Preferred Series B	Jun 2022	333,253	999,999	983,096
			2,019,999	3,873,096
CONSUMER WEB — 0.0%
Trusper, Inc. (d.b.a. Musely), Preferred Series B	Oct 2014	7,961	100,012	106,359

E-COMMERCE — 8.6%
1661, Inc. (d.b.a. GOAT), Preferred Series A-1(c)	Sep 2021	112,563	668,206	442,373
1661, Inc. (d.b.a. GOAT), Preferred Series A-5(c)	Sep 2021	2,394	14,211	9,408
1661, Inc. (d.b.a. GOAT), Preferred Series A-7(c)	Sep 2021	146,495	869,637	575,725
1661, Inc. (d.b.a. GOAT), Preferred Series B(c)	Sep 2021	231,687	1,375,362	910,530
1661, Inc. (d.b.a. GOAT), Preferred Series C(c)	Sep 2021	237,913	1,412,322	934,998
CaaStle, Inc., Preferred Series A-12	Dec 2021	1,801,270	8,110,608	12,698,954
GrubMarket, Inc., Preferred Series D	Oct 2020	440,742	1,999,999	10,036,511
GrubMarket, Inc., Preferred Series E	Jun 2021	1,520,838	14,999,995	34,632,295
GrubMarket, Inc., Preferred Series F	Feb 2022	697,526	9,999,982	15,883,957
Lyst, Ltd., Preferred Series E	Jul 2021	401,929	5,172,500	3,460,609
			44,622,822	79,585,360
EDUCATION — 0.1%
Yanka Industries, Inc. (d.b.a. MasterClass), Preferred Series Seed 1	Jul 2021	193,100	6,146,189	1,108,394

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2024 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
PREFERRED STOCK IN PRIVATE COMPANIES(a),(b) — 45.0% (Continued)
ENTERPRISE SOFTWARE — 4.4%
Checkr, Inc., Preferred Series A-1	Mar 2020	150,000	$1,405,000	$2,605,500
Cohere Technologies, Inc., Preferred Series D-1	Feb 2022	279,571	1,999,995	1,945,814
Cohere Technologies, Inc., Preferred Series D-2	Dec 2020	386,038	2,071,233	2,605,756
EquipmentShare.com, Inc., Preferred Series E	May 2022	323,064	4,999,997	4,933,187
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series E	May 2021	638,843	4,599,996	5,379,058
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series F	Jun 2022	1,923,076	14,999,993	16,192,300
Ocrolus, Inc., Preferred Series C(c)	Aug 2021	438,327	3,099,950	2,932,408
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.), Preferred Series Seed 2	Nov 2020	123,819	804,870	949,692
Trax, Ltd., Pre IPO	Mar 2021	76,722	3,999,978	2,760,458
			37,981,012	40,304,173
FINANCE/PAYMENTS — 5.3%
Betterment Holdings, Inc., Preferred Series F	Sep 2021	318,380	3,999,999	4,775,700
ConsenSys Software, Inc., Preferred Series D(c)	Feb 2022	35,699	5,075,000	5,000,002
Fundbox, Ltd., Preferred Series C	Jun 2019	439,552	4,999,992	6,268,011
Fundbox, Ltd., Preferred Series D	Sep 2021	531,914	7,499,988	7,585,094
Payward, Inc. (d.b.a. Kraken), Preferred Series A	Nov 2021	262,210	13,768,164	8,424,807
Payward, Inc. (d.b.a. Kraken), Preferred Series Seed	Apr 2022	67,000	3,505,340	2,152,710
Prosper Marketplace, Inc., Preferred Series A	Jan 2016	55,395	305,781	21,604
Prosper Marketplace, Inc., Preferred Series A-1	Jan 2016	58,165	116	18,613
Ripple Labs, Inc., Preferred Series A	Dec 2018	42,000	504,000	2,245,740
Upgrade, Inc., Preferred Series C-1	Mar 2022	3,290,000	14,159,000	12,962,600
			53,817,380	49,454,881
FOODTECH — 1.2%
Impossible Foods, Inc., Preferred Series E-1	Nov 2022	400,000	4,080,000	6,544,000
Impossible Foods, Inc., Preferred Series H-1(c)	Nov 2021	153,494	3,746,778	3,132,813
Impossible Foods, Inc., Preferred Series H-2(c)	Nov 2021	53,389	1,303,222	1,089,669
			9,130,000	10,766,482
HARDWARE — 0.4%
Hydrow, Inc., Preferred Series D	Feb 2022	435,304	4,999,989	3,800,204

HEALTHCARE/BIOTECH — 2.7%
Click Therapeutics, Inc., Preferred Series A	Nov 2020	60,087	210,304	235,541
Collective Health, Inc., Preferred Series F	May 2021	3,989,361	3,120,000	2,273,936
Crossover Health Management Services, Inc., Preferred Series D	Mar 2021	280,230	9,964,788	15,280,942
Devoted Health, Inc., Preferred Series E	Dec 2023	8,888	499,953	499,950
Omada Health, Inc., Preferred Series E	Dec 2021	1,334,400	7,999,995	6,365,088
ZocDoc, Inc., Preferred Series A	Feb 2015	35,000	875,000	392,000
			22,670,040	25,047,457

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2024 (Unaudited)

	Acquisition Date	Shares/ Principal	Cost	Fair Value
PREFERRED STOCK IN PRIVATE COMPANIES(a),(b) — 45.0% (Continued)
SECURITY — 2.9%
Contrast Security, Inc., Preferred Series A	Jul 2022	828,514	$10,300,003	$8,964,521
Contrast Security, Inc., Preferred Series C	Nov 2022	1,164,596	7,649,998	12,600,929
Cybereason, Inc., Preferred Series F(c)	Jul 2021	1,510,600	7,631,457	2,416,960
Exabeam, Inc., Preferred Series A	Nov 2020	80,000	1,020,000	618,400
Exabeam, Inc., Preferred Series F-1	Jun 2023	6,642	193,878	129,519
Lookout, Inc., Preferred Series A	Feb 2015	204,000	1,927,800	2,111,400
			28,723,136	26,841,729
SOFTWARE — 2.4%
Roofstock, Inc., Preferred Series E	Mar 2022	339,154	9,999,990	6,535,497
Tradeshift Holdings, Inc., Preferred Series E	Jun 2021	910,183	6,527,786	15,964,610
			16,527,776	22,500,107
TRANSPORTATION — 3.2%
Clearmotion, Inc., Preferred Series A-3	Mar 2022	2,075,885	341,068	518,971
Clearmotion, Inc., Preferred Series A-4	Mar 2022	12,954,589	908,932	3,238,647
Clearmotion, Inc., Preferred Series B	Mar 2023	2,484,760	500,000	621,190
Flexport, Inc., Preferred Series A	Jun 2022	580,165	8,489,030	4,078,560
Flexport, Inc., Preferred Series B-1	Jul 2022	69,790	944,665	490,624
Flexport, Inc., Preferred Series D-3	Jul 2022	82,613	1,117,776	580,769
Loadsmart, Inc., Preferred Series D	Jan 2022	500,000	10,000,000	8,665,000
Neutron Holdings, Inc. (d.b.a. Lime), Preferred Series 1-D	Mar 2019	20,618,556	5,000,000	1,274,227
Turo, Inc., Preferred Series D-1	Jun 2018	314,017	2,932,295	9,734,527
			30,233,766	29,202,515
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			372,629,027	416,195,365

CONVERTIBLE NOTES OF PRIVATE COMPANIES(b) — 5.1%
AGTECH — 0.1%
Farmer’s Business Network, Inc., 15.00% 9/28/2025	Sep 2023	$350,000	350,000	350,000

ARTIFICIAL INTELLIGENCE — 0.3%
Nanotronics Imaging, Inc., 5.00% 4/25/2025	Apr 2023	$3,000,000	3,000,000	3,077,749

HOSTING/STORAGE — 1.1%
TMGcore, Inc., 4.00% 8/11/2026	Dec 2021	$10,476,362	10,476,362	10,476,362

SECURITY — 0.0%
Exabeam, Inc., 12.00% 6/15/2028	Jun 2023	$89,794	88,999	89,794

SOFTWARE — 1.6%
Tradeshift Holdings, Inc., 6.00% 11/22/2023(d),(e)	Nov 2021	$5,484,499	3,059,144	6,016,886
Tradeshift Holdings, Inc., 7.00% 3/25/2024(d)	Mar 2022	$5,502,558	2,964,506	6,016,886
Tradeshift Holdings, Inc., 12.00% 4/3/2025	Apr 2023	$2,559,464	2,559,464	2,234,375
			8,583,114	14,268,147

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2024 (Unaudited)

	Acquisition Date	Principal/Units/ Commitment	Cost	Fair Value
CONVERTIBLE NOTES OF PRIVATE COMPANIES(b) — 5.1% (Continued)
TRANSPORTATION — 2.0%
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 6/1/2027	Jun 2020	$253,169	$252,362	$467,724
Neutron Holdings, Inc. (d.b.a. Lime), 5.50% 10/29/2025(e)	Oct 2021	$16,813,151	16,813,151	18,118,892
			17,065,513	18,586,616
TOTAL CONVERTIBLE NOTES OF PRIVATE COMPANIES			39,563,988	46,848,668

WARRANTS OF PRIVATE COMPANIES(a),(b) — 0.3%
ANALYTICS/BIG DATA — 0.0%
Content Square SAS, Exercise Price $0.0001, Exercise Date 6/11/2025	Dec 2023	14,553	153,658	153,658

SOFTWARE — 0.3%
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 11/21/2031	Nov 2021	213,797	2,425,355	596,493
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 9/9/2031	Dec 2021	427,594	4,570,844	1,192,987
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 3/25/2032	Mar 2022	213,797	2,538,052	596,494
			9,534,251	2,385,974
TRANSPORTATION — 0.0%
Neutron Holdings, Inc. (d.b.a. Lime), Exercise Price $0.01, Exercise Date 6/2/2027	Jun 2020	1,016,483	807	24,904
TOTAL WARRANTS OF PRIVATE COMPANIES			9,688,716	2,564,536

SIMPLE AGREEMENT FOR FUTURE EQUITY OF PRIVATE COMPANIES(a)(b) — 0.1%
AEROSPACE — 0.1%
Xplore, Inc.	Feb 2022	1,000,000	1,000,000	1,000,000

ARTIFICIAL INTELLIGENCE — 0.0%
Cubefabs, Inc.	Nov 2023	250,000	250,000	250,000
TOTAL SIMPLE AGREEMENT FOR FUTURE EQUITY OF PRIVATE COMPANIES			1,250,000	1,250,000

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2024 (Unaudited)

	Acquisition Date	Cost	Fair Value
SPECIAL PURPOSE VEHICLES/PRIVATE FUNDS(a),(b) — 0.3%
PRIVATE FUNDS — 0.3%
Northgate Growth Fund III	Dec 2022	$2,700,000	$2,663,603
TOTAL SPECIAL PURPOSE VEHICLES/PRIVATE FUNDS		2,700,000	2,663,603

SHORT-TERM INVESTMENTS — 8.3%
MUTUAL FUNDS — 8.3%
Goldman Sachs Government Fund, 5.13%, (f)		25,009,944	25,009,944
UMB Money Market II Special, 5.18%, (f)		52,139,996	52,139,996

TOTAL SHORT-TERM INVESTMENTS		77,149,940	77,149,940

TOTAL INVESTMENTS — 99.9%		793,932,180	924,267,875
Other assets less liabilities — 0.1%			575,673

NET ASSETS — 100.0%			$924,843,548

(a)	Equity positions are non-income producing and debt positions are income producing.

(b)

Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. All positions held are non-controlled and non-affiliated investments, as defined by the Investment Company Act of 1940, as amended (“1940 Act”). As of June 30, 2024 restricted securities represented 91.60% of the net assets of the Fund.

(c)

These securities have been purchased through Special Purpose Vehicles/Private Funds in which the Fund has a direct investment of ownership units of the Vehicles. The shares, cost basis and fair value stated are disclosed based on the underlying securities purchased by the Vehicle and the Fund’s ownership percentage.

(d)

These Notes will be converted upon the agreement of legally binding documentation between the Company and HSBC (“HSBC”) with respect to the joint venture between the Company and HSBC (the “HSBC Transactions”), into the right to receive a number of shares of Series E Preferred Stock at the closing of the joint venture between the Company and HSBC (the “Tranche 2 Closing”) equal to the outstanding principal amount of these Notes and all accrued and unpaid interest on these Notes (including PIK interest).

(e)	Denotes a variable rate security. The rate shown is the current interest rate as of June 30, 2024.

(f)	Represents the 7-day effective yield as of June 30, 2024.

All issuers are based in the United States, except for Lyst, Ltd., OpenX Software, Ltd., and Snyk, Ltd., which are based in the UK, and Trax, Ltd., Eruditus Learning Solutions Pte., Ltd., Fundbox, Ltd., and Content Square SAS, which are based in the Cayman Islands, Singapore, Israel, and France respectively.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments, at fair value (cost $793,932,180) (Note 3)	$924,267,875
Receivable for fund shares sold	908,195
Interest receivable	1,793,856
Prepaid expenses and other assets	150,547
Total assets	927,120,473

Liabilities:
Advisory fees	1,548,238
Payable for shareholder servicing fees - Class L	755
Payable for shareholder servicing fees - Class A	29,684
Payable for audit and tax fees	135,206
Payable for transfer agent fees	216,555
Payable for 12b-1 fees - Class L	755
Other accrued liabilities	345,732
Total liabilities	2,276,925
Commitments and contingences (Note 9)
Net assets	$924,843,548

Net assets consist of:
Capital stock (unlimited shares authorized, no par value)	$816,507,293
Total distributable earnings	108,336,255
Net assets	$924,843,548

Net assets:
Class A	$138,978,292
Class I	782,242,224
Class L	3,623,032
Total net assets	$924,843,548

Shares outstanding:
Class A	3,517,351
Class I	19,458,901
Class L	93,250
Total shares outstanding	23,069,502

Net asset value, public offering price, and redemption proceeds per share:
Class A - Net asset value and redemption proceeds per share	$39.51
Class I - Net asset value and redemption proceeds per share	$40.20
Class L - Net asset value and redemption proceeds per share	$38.85
Class A - Public offering price per share(a)	$41.92
Class L - Public offering price per share(b)	$40.57

(a)	Computation of public offering price per share 100/94.25 of net asset value. (See Note 10).

(b)	Computation of public offering price per share 100/95.75 of net asset value. (See Note 10).

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Statement of Operations

For the six months ended June 30, 2024 (Unaudited)

Investment Income:
Dividends[1]	$1,243,520
Interest[2]	3,727,000
Total investment income	4,970,520

Expenses:
Investment advisory fees (Note 5)	8,882,973
Transfer agent fees	872,798
Legal fees	368,192
Audit and tax fees	334,907
Printing & postage	206,581
Fund accounting & administration fees	198,999
Trustee fees	160,610
Insurance fees	93,786
Miscellaneous expenses	79,902
Registration fees	46,107
Chief compliance officer fees	44,754
Shareholder servicing fees - Class A	41,943
Custodian fees	24,716
Distribution fees - Class L	4,539
Shareholder servicing fees - Class L	1,839
Total expenses	11,362,646
Net contractual waiver of fees and reimbursement of expenses (Note 4)	47,973
Net expenses	11,410,619
Net investment loss	$(6,440,099)

Net realized loss on investments	(117,874)
Net change in unrealized gain on investments	45,903,660
Net realized and change in unrealized gain on investments	45,785,786
Net change in net assets from operations	$39,345,687

[1]	Includes paid-in-kind dividends of $385,888.

[2]	Includes paid-in-kind interest of $575,274.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Statements of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Operations:
Net investment loss	$(6,440,099)	$(13,673,227)
Net realized loss on investments	(117,874)	(7,220,192)
Net change in unrealized gain/(loss) on investments	45,903,660	(62,099,665)
Net change in net assets resulting from operations	39,345,687	(82,993,084)

Fund share transactions:
Proceeds from shares issued - Class A	8,500,111	17,392,389
Proceeds from shares issued - Class I	99,621,586	151,699,613
Proceeds from shares issued - Class L	100,572	766,702
Cost of shares repurchased - Class A	(18,055,587)	(39,289,111)
Cost of shares repurchased - Class I	(80,603,873)	(160,988,941)
Cost of shares repurchased - Class L	(128,394)	(403,663)
Contribution from Investment Advisor [1]	—	592,258
Net change in net assets from fund share transactions	9,434,415	(30,230,753)
Net change in net assets	$48,780,102	$(113,223,837)

Net assets:
Beginning of period	$876,063,446	$989,287,283
End of period	$924,843,548	$876,063,446

Transactions in shares:
Issuance of shares - Class A	218,533	431,499
Issuance of shares - Class I	2,518,507	3,707,863
Issuance of shares - Class L	2,647	19,130
Repurchase of shares - Class A	(459,143)	(989,755)
Repurchase of shares - Class I	(2,012,389)	(4,000,220)
Repurchase of shares - Class L	(3,315)	(10,362)
Net change in shares	264,840	(841,845)

[1]	See Note 2 in the Notes to the Financial Statements.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Statement of Cash Flows

For the six months ended June 30, 2024 (Unaudited)

Cash flows from operating activities:
Net change in net assets from operations	$39,345,687
Adjustments to reconcile net change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(7,339,258)
Net sales of short-term investments	6,697,652
Proceeds from sales of investments	344,657
Net change in unrealized gain on investments	(45,903,660)
Net realized loss on investments	117,874
Paid-in-kind interest and dividends	(961,162)
Change in operating assets and liabilities:
Increase in interest receivable	(584,001)
Decrease in prepaid expenses and other assets	92,312
Increase in net payable to Investment Adviser	134,914
Decrease in other accrued liabilities	(406,993)
Net cash provided by operating activities	(8,461,978)

Cash flows from financing activities:
Proceeds from shares issued, net of change in receivable for fund shares sold	105,964,258
Cost of shares redeemed	(97,502,280)
Net cash used in financing activities	8,461,978

Net change in cash	—

Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of noncash financing activities
Transfer in and out between share classes	$1,839,978

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Financial Highlights – Class A

For a capital share outstanding throughout each period

	Six months ended June 30, 2024 (Unaudited)(a)		Year ended December 31, 2023(a)		Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020	Year ended December 31, 2019
Per share operating performance
Net asset value, beginning of period	$37.91		$41.37		$41.77		$36.33		$29.96	$28.44

Change in net assets from operations:
Net investment loss	(0.31)		(0.64)		(0.80)		(0.88)		(0.90)	(0.88)
Net realized and unrealized gain/(loss) on investments	1.91		(2.84)		0.98		9.54		7.98	2.40
Total change in net assets from operations	1.60		(3.48)		0.18		8.66		7.08	1.52

Distributions:
From net return of capital	—		—		—		—		(0.07)	—
From net realized gain on investments	—		—		(0.58)		(3.22)		(0.64)	—
Total distributions	—		—		(0.58)		(3.22)		(0.71)	—

Impact of NAV error	—		0.02		—		—		—	—
Net increase (decrease) in net asset value	1.60		(3.46)		(0.40)		5.44		6.37	1.52
Net asset value, end of period	$39.51		$37.91		$41.37	(b)	$41.77		$36.33	$29.96

Total return(c)	4.22	%(d)	(8.36	)%(e)	0.42%		23.85%		23.69%	5.34%

Ratios and supplemental data
Net assets, end of period (in thousands)	$138,978		$142,451		$178,577		$158,433		$103,984	$108,068
Ratio of net expenses to average net assets(f)	2.65	%(g)	2.60	%(h)(i)	2.51	%(j)	2.51	%(k)	2.50%	2.79	%(l)
Ratio of gross expenses before reimbursement to average net assets	2.48	%(g)	2.48%		2.41%		2.64%		2.97%	3.56%
Ratio of net investment loss to average net assets	(1.60	)%(g)	(1.60)%		(1.89)%		(2.42)%		(2.48)%	(2.71)%
Portfolio turnover	0.04	%(d)	2.23%		3.17%		26.20%		6.97%	14.76%

(a)	Per share calculations are based on average shares outstanding throughout the period.
(b)	The NAV per share has been adjusted from the published NAV of $41.75 for post-closing adjustments.
(c)	The Fund’s total investment returns do not include a sales load.
(d)	Not annualized for periods less than one year.
(e)	A revision on the valuation of certain securities resulted in understated NAV. The impact of the NAV error on Total Return at NAV was 0.05%.
(f)

The ratio of net expenses includes recoupment of previously waived and/or reimbursed fees of $124,490, $199,187 and $184,461, or 0.17%, 0.12% and 0.10%, for the six month period ended June 30, 2024 and the fiscal years ended December 31, 2023 and December 31, 2022, respectively, and contractual waivers and expense reimbursements of $171,876, $492,357, and $916,804, or 0.12%, 0.47%, and 0.78%, for the fiscal years ended December 31, 2021, 2020, and 2019, respectively. Please see Note 4 in the Notes to the Financial Statements for additional information.

(g)	Annualized for period less than one year.
(h)

During the fiscal year ended December 31, 2023, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $943 or 0.001%.

(i)

Effective May 1, 2023, the Investment Adviser contractually agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, subject to certain exclusions, to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement to an annual rate of 2.65%, 2.40%, and 2.90% (each, an “Expense Limit”) of the average daily net assets of the Fund attributable to Class A, Class I and Class L Shares, respectively. Prior to May 1, 2023, the Expense Limit for Class A shares was 2.50%.

(j)

During the fiscal year ended December 31, 2022, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $17,472 or 0.01%.

(k)

During the fiscal year ended December 31, 2021, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $17,584 or 0.01%.

(l)

During the fiscal year ended December 31, 2019, there were certain expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $336,193 or 0.29%.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Financial Highlights – Class I

For a capital share outstanding throughout each period

	Six months ended June 30, 2024 (Unaudited)(a)		Year ended December 31, 2023(a)		Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020	Year ended December 31, 2019
Per share operating performance
Net asset value, beginning of period	$38.52		$41.94		$42.22		$36.61		$30.12	$28.51

Change in net assets from operations:
Net investment loss	(0.26)		(0.55)		(0.65)		(0.62)		(0.47)	(0.59)
Net realized and unrealized gain/(loss) on investments	1.94		(2.89)		0.95		9.45		7.67	2.20
Total change in net assets from operations	1.68		(3.44)		0.30		8.83		7.20	1.61

Distributions:
From net return of capital	—		—		—		—		(0.07)	—
From net realized gain on investments	—		—		(0.58)		(3.22)		(0.64)	—
Total distributions	—		—		(0.58)		(3.22)		(0.71)	—

Impact of NAV error	—		0.02		—		—		—	—
Net increase (decrease) in net asset value	1.68		(3.42)		(0.28)		5.61		6.49	1.61
Net asset value, end of period	$40.20		$38.52		$41.94	(b)	$42.22		$36.61	$30.12

Total return	4.36	%(c)	(8.15	)%(d)	0.70%		24.13%		23.97%	5.65%

Ratios and supplemental data
Net assets, end of period (in thousands)	$782,242		$730,108		$807,234		$566,272		$197,921	$82,992
Ratio of net expenses to average net assets(e)	2.40	%(f)	2.35	%(g)(h)	2.26	%(i)	2.26	%(j)	2.25%	2.54	%(k)
Ratio of gross expenses before reimbursement to average net assets	2.42	%(f)	2.42%		2.34%		2.50%		2.75%	3.36%
Ratio of net investment loss to average net assets	(1.34	)%(f)	(1.36)%		(1.62)%		(2.15)%		(2.24)%	(2.46)%
Portfolio turnover	0.04	%(c)	2.23%		3.17%		26.20%		6.97%	14.76%

(a)	Per share calculations are based on average shares outstanding throughout the period.
(b)	The NAV per share has been adjusted from the published NAV of $42.32 for post-closing adjustments.
(c)	Not annualized for periods less than one year.
(d)	A revision on the valuation of certain securities resulted in understated NAV. The impact of the NAV error on Total Return at NAV was 0.05%.
(e)

The ratio of net expenses includes contractual waivers and expense reimbursements of $78,854, $594,159, $631,951, $899,197, $567,388, and $546,174, or 0.02%, 0.07%, 0.08%, 0.23%, 0.50%, and 0.82%, for the six month period ended June 30, 2024 and the fiscal years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively. Please see Note 4 in the Notes to the Financial Statements for additional information.

(f)	Annualized for period less than one year.
(g)

During the fiscal year ended December 31, 2023, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $4,444 or 0.001%.

(h)

Effective May 1, 2023, the Investment Adviser contractually agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, subject to certain exclusions, to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement to an annual rate of 2.65%, 2.40%, and 2.90% (each, an “Expense Limit”) of the average daily net assets of the Fund attributable to Class A, Class I and Class L Shares, respectively. Prior to May 1, 2023, the Expense Limit for Class I shares was 2.25%.

(i)

During the fiscal year ended December 31, 2022, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $74,334 or 0.01%.

(j)

During the fiscal year ended December 31, 2021, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $48,772 or 0.01%.

(k)

During the fiscal year ended December 31, 2019, there were certain expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $189,435 or 0.29%.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Financial Highlights – Class L

For a capital share outstanding throughout each period

	Six months ended June 30, 2024 (Unaudited) (a)		Year ended December 31, 2023(a)		Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020	Year ended December 31, 2019
Per share operating performance
Net asset value, beginning of period	$37.32		$40.82		$41.33		$36.07		$29.83	$28.39

Change in net assets from operations:
Net investment loss	(0.35)		(0.74)		(1.12)		(0.82)		(0.67)	(0.58)
Net realized and unrealized gain/(loss) on investments	1.88		(2.78)		1.19		9.30		7.62	2.02
Total change in net assets from operations	1.53		(3.52)		0.07		8.48		6.95	1.44

Distributions:
From net return of capital	—		—		—		—		(0.07)	—
From net realized gain on investments	—		—		(0.58)		(3.22)		(0.64)	—
Total distributions	—		—		(0.58)		(3.22)		(0.71)	—

Impact of NAV error	—		0.02		—		—		—	—
Net increase (decrease) in net asset value	1.53		(3.50)		(0.51)		5.26		6.24	1.44
Net asset value, end of period	$38.85		$37.32		$40.82	(b)	$41.33		$36.07	$29.83

Total return(c)	4.10	%(d)	(8.57	)%(e)	0.16%		23.52%		23.36%	5.07%

Ratios and supplemental data
Net assets, end of period (in thousands)	$3,623		$3,505		$3,476		$3,780		$1,539	$810
Ratio of net expenses to average net assets(f)	2.90	%(g)	2.85	%(h)(i)	2.76	%(j)	2.76	%(k)	2.75%	3.04	%(l)
Ratio of gross expenses before reimbursement to average net assets	2.77	%(g)	2.73%		2.63%		2.84%		3.18%	3.86%
Ratio of net investment loss to average net assets	(1.84	)%(g)	(1.86)%		(2.15)%		(2.66)%		(2.74)%	(2.97)%
Portfolio turnover	0.04	%(d)	2.23%		3.17%		26.20%		6.97%	14.76%

(a)	Per share calculations are based on average shares outstanding throughout the period.
(b)	The NAV per share has been adjusted from the published NAV of $41.20 for post-closing adjustments.
(c)	The Fund’s total investment returns do not include a sales load.
(d)	Not annualized for periods less than one year.
(e)	A revision on the valuation of certain securities resulted in understated NAV. The impact of the NAV error on Total Return at NAV was 0.05%.
(f)

The ratio of net expenses includes recoupment of previously waived and/or reimbursed fees of $2,336, $4,383 and $5,663, or 0.13%, 0.12% and 0.13%, for the six month period ended June 30, 2024 and the fiscal years ended December 31, 2023 and December 31, 2022, respectively, and contractual waivers and expense reimbursements of $2,134, $4,514, and $4,364, or 0.08%, 0.43%, and 0.82%, for the fiscal years ended December 31, 2021, 2020, and 2019, respectively. Please see Note 4 in the Notes to the Financial Statements for additional information.

(g)	Annualized for period less than one year.
(h)

During the fiscal year ended December 31, 2023, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $20 or 0.001%.

(i)

Effective May 1, 2023, the Investment Adviser contractually agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, subject to certain exclusions, to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement to an annual rate of 2.65%, 2.40%, and 2.90% (each, an “Expense Limit”) of the average daily net assets of the Fund attributable to Class A, Class I and Class L Shares, respectively. Prior to May 1, 2023, the Expense Limit for Class L shares was 2.75%.

(j)

During the fiscal year ended December 31, 2022, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $428 or 0.01%.

(k)

During the fiscal year ended December 31, 2021, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $361 or 0.01%.

(l)

During the fiscal year ended December 31, 2019, there were certain expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $1,514 or 0.29%.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Notes to the Financial Statements

June 30, 2024 (Unaudited)

1. Organization

The Private Shares Fund (the “Fund”) was established as a limited liability company under the laws of the State of Delaware on August 20, 2012 and converted into a Delaware statutory trust on March 22, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of beneficial interest of the Fund (the “Shares”) are continuously offered under Rule 415 of the Securities Act of 1933, as amended (the “Securities Act”). As an interval fund, the Fund makes quarterly repurchase offers for 5% of the Fund’s outstanding Shares at net asset value (“NAV”), with no repurchase fee incurred. The Fund’s inception date was March 25, 2014. Prior to March 25, 2014, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s Shares under the Securities Act and the sale of 5,000 Shares (“Initial Shares”) for $100,000 to the Fund’s initial shareholder, which occurred on July 30, 2013.

The investment objective of the Fund is to provide investors capital appreciation, which it seeks by primarily investing, under normal market conditions, at least 80% of (i) the value of its net assets, plus (ii) the amount of any borrowings for investment purposes, in the equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of private, operating growth companies (each, a “Portfolio Company”). Liberty Street Advisors, Inc.’s (the “Investment Adviser”) primary strategy is to invest in Portfolio Companies and to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering, or a merger or acquisition transaction. The Fund currently offers three different classes of shares: Class A, Class I, and Class L shares. The separate classes of shares differ principally in the applicable sales charges (if any) and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized and unrealized gains/losses pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a class are charged directly to that class. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees.

2. Significant accounting policies

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investment transactions and income recognition — Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on a specific identification basis. Dividend income is recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Interest income and estimated expenses are accrued daily.

Use of estimates — The preparation of the financial statements in accordance with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment valuation — The Fund’s NAV is based in large part on the value of its securities which are carried at fair value in accordance with the provisions of FASB ASC Topic 820, Fair Value Measurements and Disclosures. Where reliable market prices are available for those securities, the Investment Adviser will rely on those prices. However, because the securities in which the Fund invests are often illiquid, market prices may not be readily available or, where available, may be unreliable. At any point in time, there may be few recent purchase or sale transactions or offers on which to base the value of a given Portfolio Company’s security. In addition, the prices reflected in recent transactions or offers may be extremely sensitive to changes in supply or demand, including changes fueled by investor perceptions or other conditions.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2024 (Unaudited)

2. Significant accounting policies — (continued)

When reliable market values are not available, the Fund’s investments will be valued by the Investment Adviser, as the Valuation Designee designated by the Board of Trustees, pursuant to valuation procedures and methodologies approved by the Board of Trustees. While the Valuation Designee will use good faith efforts to determine the fair value of the Fund’s securities, fair value will be dependent on the judgment of the Valuation Designee. The Valuation Designee may also rely to some extent on information provided by the Portfolio Companies.

From time to time, the Fund may determine that it should modify its estimates or assumptions, as new information becomes available. As a consequence, the value of the securities, and therefore the Fund’s NAV, may vary. This may adversely affect shareholders. Because of the uncertainty and judgment involved in the valuation of the Portfolio Company securities, which do not have a readily available market, the estimated fair value of such securities may be different from values that would have been used had a readily available market existed for such securities. In addition, in the event that the Fund desires to sell Portfolio Company shares, the Fund may also not be able to sell these securities at the prices at which they are carried on the Fund’s books or may have to delay their sale in order to do so. This may adversely affect the Fund’s NAV.

There were no changes to the valuation approaches or techniques applied to the assessment of fair value for the Fund’s common stock in private companies, preferred stock in private companies, warrants of private companies, convertible notes of private companies, simple agreement for future equity of private companies and special purpose vehicles/private funds during the six months ended June 30, 2024. The Fund may engage a third-party provider in the valuation of the Portfolio Company securities.

Federal income taxes — The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of its net investment income and any net realized capital gain. Therefore, a federal income tax or excise tax provision is not required.

Management has evaluated all tax positions taken or expected to be taken by the Fund to determine whether each tax position is more likely than not (i.e. greater than 50%) to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions that do not meet the more likely than not threshold may result in a tax benefit or expense in the current year. If the Fund were to incur an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax liability would be reported as income taxes. No interest expense or penalties have been recognized as of or for the six months ended June 30, 2024. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months. Management has determined that the Fund has not taken any tax positions which do not meet the more likely than not threshold and as such, no liabilities related to uncertain tax positions have been reflected in the Fund’s financial statements.

Management analyzed all open tax years, as defined by the applicable statute of limitations for all major jurisdictions in which it files tax returns, which includes federal and certain states. The Fund’s 2020 - 2023 tax years are open to examination as of June 30, 2024.

Distributions to shareholders — The Fund distributes net investment income and net realized gains (net of any capital loss carryovers), if any, annually. The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, wash sales, non-deductible offering costs and capital loss carryforwards. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities, based on their federal tax treatment. Temporary differences do not require reclassification.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2024 (Unaudited)

2. Significant accounting policies — (continued)

Shareholder service fee plan — Under the terms of the Fund’s Shareholder Services Plan, the Fund compensates financial industry professionals for providing ongoing services with respect to clients to whom they have distributed Class A and Class L Shares of the Fund. Both Class A and Class L may incur shareholder servicing fees on an annual basis up to 0.25% of its daily average NAV. Class I is not subject to a shareholder servicing fee. For the six months ended June 30, 2024, Class A and Class L incurred $41,943 and $1,839, respectively, in shareholder servicing fees.

Distribution fee plan — Under the terms of the Fund’s Distribution Plan, the Fund compensates financial industry professionals for providing ongoing services with respect to certain activities relating to the distribution of Class L to investors and maintenance of shareholder accounts, as well as for payments to the Class L platform sponsors. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset-based distribution fees. Under the Distribution Plan, Class L pays Foreside Fund Services, LLC (“Distributor”) a distribution fee at an annual rate of 0.25% of its average daily NAV. Class A and Class I are not subject to a distribution fee. For the six months ended June 30, 2024, Class L incurred $4,539 in distribution fees.

The Investment Adviser’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Investment Adviser. The marketing agreement between the Investment Adviser and HRC is not part of the Distribution Plan. The Investment Adviser pays HRC out of its own resources and without additional cost to the Fund or its shareholders. In addition, for its wholesaling activities, HRC receives sales charges from the Fund’s Distributor pursuant to a wholesaling agreement with the Fund’s Distributor. For the six month period ended June 30, 2024, HRC received $11,464 in sales charges from the Fund’s Distributor for the wholesaling services.

Line of credit — On June 15, 2021, the Fund entered into a one-year Credit Facility Agreement (“Facility”) of $22,000,000 (“Committed Facility”) and $8,000,000 (“Uncommitted Facility”) with UMB Bank, N. A. (the “Bank”), with the possibility of renewal at the end of the term for another year. The Facility has since been renewed each year and was renewed for another year, effective June 11, 2024 and expiring on June 10, 2025, under the following terms:

The Committed Facility and Uncommitted Facility amounts were adjusted to $48,448,150 and $11,551,850, respectively. No more than once per quarter, the Fund is permitted to increase the Committed Facility to an amount equal to the greater of (i) $48,448,150 and (ii) 5% of the Fund’s assets under management. The Fund’s Uncommitted Facility will decrease so that the aggregate Commitments do not exceed $60,000,000 unless consented to by the Bank. Borrowings under the Facility bear interest at the 1-Month Secured Overnight Financing Rate (“SOFR”) plus 2.50%, annually. The purpose of the Facility is to temporarily finance the redemption of shares of the Fund. Any interest derived from usage of the line of credit should be treated as exclusive of the expense cap. As compensation for holding the lending commitment available, the Fund is charged a commitment fee on the average daily unused balance of the Committed Facility at the rate of 0.20% per annum. Commitment fees for the six months ended June 30, 2024 were $47,479 and are included within Miscellaneous expenses on the Statement of Operations. The Fund did not borrow under the Facility during the year and had no outstanding balance as of June 30, 2024.

Transactions with affiliates — To the extent any affiliate of the Investment Adviser or the Fund (“Affiliated Broker”) receives any fee, payment, commission, or other financial incentive of any type (“Broker Fees”) in connection with the purchase and sale of securities by the Fund, such Broker Fees will be subject to policies and procedures adopted by the Board of Trustees pursuant to Section 17(e) and Rule 17e-1 of the 1940 Act. These policies and procedures include a quarterly review of Broker Fees by the Board of Trustees. Among other things, Section 17(e) and those procedures provide that, when acting as broker for the Fund in connection with the purchase or sale of securities to or by the Fund, an Affiliated Broker may not receive any compensation exceeding the following limits: (1) if the transaction is effected on a securities exchange, the compensation may not exceed the “usual and customary broker’s commission” (as defined in Rule 17e-1 under the 1940 Act); (2) in the case of the purchase of securities by the Fund in connection with a secondary distribution, the compensation cannot exceed 2% of the sale price; and (3) the compensation for transactions otherwise effected cannot exceed 1% of the purchase or sale price. Rule 17e-1 defines a “usual and customary broker’s commission” as one that is fair compared to the commission received by other brokers in connection

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2024 (Unaudited)

2. Significant accounting policies — (continued)

with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. Notwithstanding the foregoing, no Affiliated Broker will receive any undisclosed fees from the Fund in connection with any transaction involving the Fund and such Affiliated Broker, and to the extent any transactions involving the Fund are effected by an Affiliated Broker, such Affiliated Broker’s Broker Fees for such transactions shall be limited in accordance with Section 17(e)(2) of the 1940 Act and the Fund’s policies and procedures concerning Affiliated Brokers. The Fund did not conduct any transactions with an Affiliated Broker for the six months ended June 30, 2024.

The Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any transactions with any prohibited affiliates. Under the 1940 Act, the Board of Trustees has a duty to evaluate, and shall oversee the analysis of, all conflicts of interest involving the Fund and its affiliates, and shall do so in accordance with the aforementioned policies and procedures.

Payment from affiliate — For the year ended December 31, 2023, the Fund was reimbursed $572,258 from the Adviser as a result of a NAV error. The error occurred from November 9, 2022 through December 31, 2022 and had an immaterial impact to the NAV and total return of the Fund for 2022. Also, the Fund was reimbursed $20,000 from the Adviser as part of the reinstatement of the Class L’s Rule 12b-1 distribution plan. These are included in the fund share transactions on the Fund’s Statements of Changes in Net Assets.

Investments in special purpose vehicles/private funds — Special purpose vehicles (“SPVs”) consist of an investment by the Fund in an entity that invests directly in the common or preferred stock of a Portfolio Company. Investments in SPVs are generally valued using the same fair value techniques for the securities held by the Fund once the investment has been made by the SPV into the underlying Portfolio Company and are categorized as Level 3 of the fair value hierarchy. The investments in an SPV that have yet to purchase the underlying securities are held at cost and are categorized in Level 3 of the fair value hierarchy. The investments in private funds are measured using net asset value as a practical expedient and are not categorized within the fair value hierarchy.

3. Fair value measurements

GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●

Level 1 — quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

●

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active). Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

For the six months ended June 30, 2024, there were transfers of $3,401,166 out of Level 3.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2024 (Unaudited)

3. Fair value measurements — (continued)

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. There were no changes to the valuation approaches or techniques applied to the assessment of fair value for the Fund’s common stock in private companies, preferred stock in private companies, warrants of private companies, convertible notes of private companies, simple agreement for future equity of private companies and special purpose vehicles/private funds during the six months ended June 30, 2024. The Fund may engage a third-party provider in the valuation of the Portfolio Company securities.

Securities traded on a national exchange (or reported on the NYSE and NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments which are marketable and to the extent the inputs are observable and timely, are categorized in Level 2 of the fair value hierarchy.

The Fund’s portfolio holdings are primarily in Level 3 investments. As they are not publicly traded, and many are subject to restrictions on resale, the investments are less liquid than publicly traded securities, resulting in increased liquidity risk to the Fund.

The Fund’s portfolio investments will generally not be in publicly traded securities. Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Investment Adviser under consistently applied policies and procedures approved by the Board of Trustees in accordance with GAAP. The Board has designated the Investment Adviser to be the Valuation Designee to prepare Portfolio Company valuations. The Valuation Designee has adopted appropriate segregation protocols to minimize the Fund portfolio managers’ influence on the Adviser’s Fair Value process.

Investments in private operating companies may consist of common stock, preferred stock, and debt of privately owned portfolio companies. At each measurement date, the Fund reviews the valuation of each investment and records adjustments as necessary to reflect the expected exit value of the investment under current market conditions. Ongoing reviews by the Fund’s management are based on an assessment of the type of investment, the stage in the lifecycle of the portfolio company, and trends in the performance and credit profile of each portfolio company as of the measurement date. The Fund generally values private operating companies using the company’s most recent round of equity financing. As the validity of this value is inevitably eroded over time, the Fund will take a market approach to value such portfolio companies. In certain instances, the Fund may use multiple valuation approaches for a particular investment and estimate its fair value based on a weighted average or a selected outcome within a range of multiple valuation results. The decision to use a valuation approach will depend on the investment type and the information available. The market approach includes valuation techniques that use observable market data (e.g., current trading and/or acquisition multiples) of comparable companies and applying the data to key financial metrics of the investment. The comparability (as measured by size, growth profile, and geographic concentration, among other factors) of the identified set of comparable companies to the investment is considered in applying the market approach. The Option Pricing Model treats a portfolio company’s common stock and preferred stock as call options on the enterprise or equity value of the portfolio company, with exercise or strike prices based on the characteristics of each series or class of equity in the portfolio company’s capital structure (e.g., the liquidation preference of a given series of preferred stock). This method is sensitive to certain key assumptions, such as volatility and time to exit, that are not observable. This information may not be available because it is difficult to obtain financial and other information with respect to private companies. In considering the extent and nature of information utilized in the valuation process, management will generally apply a greater weighting to that information which is recent and observable. Because such valuations are inherently uncertain and may be based on estimates, the determinations of fair value may differ materially from the values that would be assessed if a readily available market for these securities existed. Based on these factors, the investments in private companies will generally be presented as a Level 3 investment. Changes in accounting standards, such as the recent change in revenue recognition policies, may not be adopted consistently by issuers or at the same time, and as a result varied implementation may make it more difficult for the Fund to properly evaluate or compare financial information provided by Portfolio Companies of the Fund or to determine the validity of data of publicly traded company comparables for purposes of valuing the Fund’s portfolio holdings.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2024 (Unaudited)

3. Fair value measurements — (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of June 30, 2024:

Investment in Securities	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments Measured at Net Asset Value	Total
Security Type*
Common stock in public companies	$—	$4,117,054	$—	$—	$4,117,054
Common stock in private companies	—	—	373,478,709	—	373,478,709
Preferred stock in private companies	—	—	416,195,365	—	416,195,365
Convertible notes of private companies	—	—	46,848,668	—	46,848,668
Warrants of private companies	—	—	2,564,536	—	2,564,536
Simple agreement for future equity of private companies	—	—	1,250,000	—	1,250,000
Special purpose vehicles/private funds	—	—	—	2,663,603	2,663,603
Short-term investments	77,149,940	—	—	—	77,149,940
Total	$77,149,940	$4,117,054	$840,337,278	$2,663,603	$924,267,875

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2024 (Unaudited)

3. Fair value measurements — (continued)

The following is a rollforward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2024	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions	(Sales or Conversions)	Net realized gain/(loss)	Change in net unrealized gain/(loss)	Ending balance June 30, 2024	Change in Unrealized gains/(losses) for the period for investments still held at June 30, 2024
The Private Shares Fund
Common stock in private companies	$360,045,401	$—	$(3,401,166)	$6,203,696	$(6,130,637)	$—	$16,761,415	$373,478,709	$14,578,668
Preferred stock in private companies	383,413,414	—	—	6,035,874	—	—	26,746,077	416,195,365	26,746,077
Convertible notes of private companies	44,528,100	—	—	1,051,766	(129)	—	1,268,931	46,848,668	1,268,931
Warrants of private companies	2,568,297	—	—	—	—	—	(3,761)	2,564,536	(3,761)
Simple agreement for future equity of private companies	1,250,000	—	—	—	—	—	—	1,250,000	—
	$791,805,212	$—	$(3,401,166)	$13,291,336	$(6,130,766)	$—	$44,772,662	$840,337,278	$42,589,913

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2024 (Unaudited)

3. Fair value measurements — (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2024:

Type of Level 3 Investment	Fair Value as of June 30, 2024	Valuation Technique*	Unobservable Inputs	Range Wt. Avg.
Common stock in private companies	$373,478,709	Precedent Transactions	Precedent Transactions	N/A

		Market Comparable Companies	Enterprise Value/Revenue Multiples	0.54 - 11.29 (5.55)
			Market Movement	-77.30% - 35.60% (-17.00%)
			Discounts For Lack of Marketability	16.59% - 21.43% (16.97%)

Preferred stock in private companies	416,195,365	Precedent Transactions	Precedent Transactions	N/A

		Market Comparable Companies	Enterprise Value/Revenue Multiples	0.54 - 12.55 (4.88)
			Market Movement	-70.66% - 25.45% (-13.92%)
			Discounts For Lack of Marketability	8.93% - 21.43% (10.00%)

Convertible notes of private companies	46,848,668	Precedent Transactions	Precedent Transactions	N/A

		Option Pricing Model	Industry Volatility	40.00% - 75.00% (60.73%)
			Estimated Time to Exit	0.55 - 5.00 (2.41) Years
			Risk-Free Interest Rate	4.32% - 5.35% (4.89%)

Warrants of private companies	2,564,536	Option Pricing Model	Industry Volatility	38.90% - 56.48% (40.08%)
			Estimated Time to Exit	1.00 - 7.79 (7.00) Years
			Risk-Free Interest Rate	4.31% - 5.17% (4.37%)

Simple agreement for future equity of private companies	1,250,000	Precedent Transactions	Precedent Transactions	N/A

*	Market approach

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2024 (Unaudited)

4. Expense limitation agreement

The Investment Adviser has contractually agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) to an annual rate of 2.65%, 2.40%, and 2.90% (each, an “Expense Limit”) of the average daily net assets of the Fund (the “Expense Limitation Agreement”) attributable to Class A, Class I and Class L Shares, respectively, until May 2, 2025. Prior to May 1, 2023, the Expense Limit was 2.50%, 2.25% and 2.75% of the average daily net assets of the Fund attributable to Class A, Class I and Class L shares, respectively.

Under the Expense Limitation Agreement, the Investment Adviser is permitted to seek reimbursement for any fees previously waived and/or expenses previously assumed, to the extent that such reimbursement will not cause Class A, Class I or Class L Shares’ annualized expenses to exceed the lesser of the current Expense Limitation or the Expense Limitation in place at the time of the waiver and/or assumption of expenses. The Fund is not obligated to reimburse the Investment Adviser for fees previously waived or expenses previously assumed by the Investment Adviser more than three years after the date of such waiver or expense reimbursement. For the years ended December 31, 2021, December 31, 2022 and December 31, 2023, the Investment Adviser waived investment advisory fees and/or reimbursed expenses in the amount of $1,073,207, $441,827 and $390,590, respectively. For the six months ended June 30, 2024 the Investment Adviser recognized net recoupment of $47,973. For the year ended December 31, 2022, Class A and Class L had recognized net recoupment of $184,461 and $5,663, respectively, and Class I had recognized a net waiver/reimbursement of $631,951. For the year ended December 31, 2023, Class A and Class L had recognized net recoupment of $199,187 and $4,383, respectively, and Class I had recognized a net waiver/reimbursement of $594,160. For the six months ended June 30, 2024, Class A and Class L had recognized net recoupment of $124,491 and $2,336, respectively, and Class I had recognized a net waiver/reimbursement of $78,854. The remaining unrecouped amounts of $1,025,234, $441,827, and $390,590, respectively, are subject to possible recoupment by the Investment Adviser through December 31, 2024, December 31, 2025, and December 31, 2026 respectively.

5. Investment advisory agreement

The Fund has entered into an Investment Advisory Agreement with the Investment Adviser, pursuant to which the Investment Adviser provides general investment advisory services for the Fund. For providing these services, the Investment Adviser receives a fee from the Fund, accrued daily and paid monthly in arrears, at an annual rate equal to 1.90% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred $8,882,973 in investment advisory fees, of which $1,548,238 is payable at June 30, 2024.

Certain Officers of the Fund are also employees of the Investment Adviser. None of the Fund Officers who are affiliated with the Investment Adviser receives any compensation from the Fund.

6. Capital share transactions

The Fund is offering an unlimited number of shares on a continuous basis at NAV. The value per share of the relevant class is calculated after receipt of the purchase, in good order, plus any applicable sales load.

As of June 30, 2024, ownership from affiliated parties represents 0.02% of the Fund.

The Fund’s shares are not redeemable each business day, are not listed for trading on an exchange, and no secondary market currently exists for Fund shares. As an interval fund and as described in the Fund’s prospectus, the Fund will make quarterly repurchase offers of 5% of the total number of shares outstanding at its NAV, unless postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the repurchase request deadline, or the next business day if the 14th day is not a business day. Rule 23c-3 of the 1940 Act permits repurchases between 5% and 25% of the Fund’s outstanding shares at NAV.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2024 (Unaudited)

6. Capital share transactions — (continued)

In every full quarter since the commencement of operations, the Fund has offered shareholders the opportunity to participate in this program. During the six months ended June 30, 2024, the Fund had Repurchase Offers as follows:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Pricing Date	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
February 27, 2024	March 22, 2024	March 22, 2024	5%	5%	1,258,013
May 28, 2024	June 21, 2024	June 21, 2024	5%	5%	1,209,437

7. Purchases and sales of securities

Purchases and sales of securities for the six months ended June 30, 2024, were $7,767,534 and $344,657, respectively.

8. Federal tax information

At June 30, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$794,310,963
Gross unrealized appreciation	$220,820,346
Gross unrealized depreciation	(90,863,434)
Net unrealized appreciation on investments	$129,956,912

As of December 31, 2023, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	(15,062,684)
Net unrealized gain	84,163,551
Payable for withholding attributed to profit sharing agreement	(110,299)
Total accumulated earnings	$68,990,568

9. Commitments and contingencies

In the normal course of business, the Fund will enter into contracts that contain a variety of representations, provide general indemnifications, set forth termination provisions and compel the contracting parties to arbitration in the event of dispute. From time to time, the Fund may be a party to arbitration, or legal proceedings, in the ordinary course of business, including proceedings relating to the enforcement of provisions of such contracts. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that would be subject to arbitration, generally.

In the normal course of business, the Fund may enter into agreements to purchase and sell investments. Such agreements are subject to certain rights of the issuers and ultimately, issuer approval. At June 30, 2024, the Fund has not entered into any agreements to purchase or sell existing equity securities.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2024 (Unaudited)

9. Commitments and contingencies — (continued)

At June 30, 2024, the Fund reasonably believes its assets will provide adequate coverage to satisfy all its unfunded commitments. The Fund’s policies and procedures prohibit it from entering into an unfunded commitment unless it has reserved enough cash and/or short-term investments to meet the funding requirements thereof. At June 30, 2024, the Fund had total unfunded capital commitments of $2,300,000 for investments in special purpose vehicles/private funds.

10. Offering price per share

A maximum front-end sales load of 5.75% for Class A shares and 4.25% for Class L is imposed on purchases. Class I shares are not subject to sales charge. For the six months ended June 30, 2024, various broker dealers received $98,811 of sales charges from sales of the Fund’s shares.

11. Recent market and economic developments

Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which the Fund and the issuers in which it invests are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. Russia’s invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. Additionally, the ongoing armed conflict between Israel and Hamas and other militant groups in the Middle East and related events may cause significant market disruptions and volatility. These events may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine, Israel and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and companies in which it invests. For example, if a bank in which the Fund or company has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or company. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to a company fails, the company could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by companies in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the companies being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2024 (Unaudited)

11. Recent market and economic developments — (continued)

Fund and companies, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and companies in which it invests.

12. Subsequent events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein and has determined that there are no subsequent events that require disclosure or adjustment to the financial statements.

THE PRIVATE SHARES FUND

Additional Information

June 30, 2024 (Unaudited)

Proxy voting — A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at 1-855-551-5510; (2) on the Fund’s website (www.privatesharesfund.com); (3) by emailing theprivatesharesfund@umb.com; and (4) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Portfolio holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-PORT-P. The Fund’s Form N-PORT-P is available on the SEC’s website at http://sec.gov. You may also obtain copies by calling the Fund at 1-855-551-5510.

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Board of Trustees

Robert J. Boulware

Mark Radcliffe

Daniel A. Doyle

Herb W. Morgan

Timothy Reick

Investment Adviser

Liberty Street Advisors, Inc.

88 Pine Street, 31st Floor, Suite 3101

New York, NY 10005

Dividend Paying Agent, Transfer Agent

UMB Fund Services

235 West Galena Street

Milwaukee, WI 53212

Custodian

UMB Bank National Association

1010 Grand Boulevard

Kansas City, MO 64106

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Auditors

KPMG LLP

550 South Hope Street, Suite 1500

Los Angeles, CA 90071

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes’’, ‘‘expects’’, ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

(b) There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Class A: Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Jan. 1-31, 2024	0	0	0	0
Feb. 1-29, 2024	0	0	0	0
Mar. 1-31, 2024	257,389	$39.43	0	0
Apr. 1-30, 2024	0	0	0	0
May. 1-31, 2024	0	0	0	0
Jun. 1-30, 2024	176,875	$39.33	0	0
Jul. 1-31, 2024	0	0	0	0
Aug. 1-31, 2024	0	0	0	0
Sep. 1-30, 2024	0	0	0	0
Oct. 1-31, 2024	0	0	0	0
Nov. 1-30, 2024	0	0	0	0
Dec. 1-31, 2024	0	0	0	0
Total	434,264	$39.39	0	0

Class I: Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Jan. 1-31, 2024	0	0	0	0
Feb. 1-29, 2024	0	0	0	0
Mar. 1-31, 2024	998,962	$40.09	0	0
Apr. 1-30, 2024	0	0	0	0
May. 1-31, 2024	0	0	0	0
Jun. 1-30, 2024	1,030,825	$40.02	0	0
Jul. 1-31, 2024	0	0	0	0
Aug. 1-31, 2024	0	0	0	0
Sep. 1-30, 2024	0	0	0	0
Oct. 1-31, 2024	0	0	0	0
Nov. 1-30, 2024	0	0	0	0
Dec. 1-31, 2024	0	0	0	0
Total	2,029,787	$40.05	0	0

Class L: Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Jan. 1-31, 2024	0	0	0	0
Feb. 1-29, 2024	0	0	0	0
Mar. 1-31, 2024	1,662	38.80	0	0
Apr. 1-30, 2024	0	0	0	0
May. 1-31, 2024	0	0	0	0
Jun. 1-30, 2024	1,737	$38.68	0	0
Jul. 1-31, 2024	0	0	0	0
Aug. 1-31, 2024	0	0	0	0
Sep. 1-30, 2024	0	0	0	0
Oct. 1-31, 2024	0	0	0	0
Nov. 1-30, 2024	0	0	0	0
Dec. 1-31, 2024	0	0	0	0
Total	3,399	$38.74	0	0

On February 27, 2024 and May 28, 2024, the Registrant offered to repurchase 1,258,013 and 1,209,437 shares, respectively, pursuant to its periodic repurchase plan.

Item 15.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.  Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Fund did not engage in securities lending activities.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.  Exhibits.

(a) (1)	Code of ethics. Not applicable to semi-annual reports.

(a) (2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(a) (3)	Certifications required pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a) (5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Private Shares Fund

/s/ Kevin Moss
By: Kevin Moss
President
September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kevin Moss
By: Kevin Moss
President
(Principal Executive Officer)
September 5, 2024

/s/ Jack Sweeney
By: Jack Sweeney
Principal Financial Officer
September 5, 2024